STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,588,334)	$ (4,141,613)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant expense	3,454,400	2,745,731
Stock options expense	202,588	139,758
Changes in operating assets and liabilities:
Other receivables		17,738
Prepaid expenses	(14,051)	(896)
Accounts payable	410,207	152,165
Accrued interest on convertible notes	225,722	49,077
Unearned revenue	(91,515)	91,515
Refundable taxes receivable	(21,094)	(30,847)
Net cash used in operating activities	(1,422,077)	(977,372)
CASH FLOWS FROM FINANCING ACTIVITIES
Other receivables	428,552
Proceeds from convertible notes	1,653,883	327,796
Proceeds/(repayments) from promissory notes	(59,094)	196,237
Share issuance	(125,359)
Net cash provided by financing activities	1,897,982	524,033
CASH FLOWS FROM INVESTING ACTIVITIES
Effect of exchange rate on cash	(468,354)	450,229
Net increase (decrease) in cash	7,551	(3,110)
Cash, beginning of year	3,671	6,781
Cash, end of year	11,222	3,671
Interest and taxes paid
Supplemental cash flow data
Non-cash payment of directors' fees	60,000
Non-cash payment of financing fees	$ 20,000
Conversion of convertible notes		$ 506,141